BRAD STRICKLING

Counsel, 2VP

Writer’s Direct Number: (205) 268-7884

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brad.strickling@protective.com

June 14, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.
Washington, DC 20549

RE:

Registration Statement on Form N-6 (the “Registration Statement”) for Protective Executive Benefits Registered VUL NY (the “Policies”) (File No. 333-xxxxxx)
Protective NY COLI VUL (the “Separate Account”) (File No. 811-23707)
Protective Life and Annuity Insurance Company (the “Depositor” or the “Company”)

Ladies and Gentleman:

Filed herewith electronically via EDGAR is the initial Registration Statement on Form N-6 for the Policies under the Securities Act of 1933, as amended (the “Securities Act”), and under the Investment Company Act of 1940, as amended, for the Separate Account. The Policies are individual flexible premium variable universal life insurance policies and will be offered through the Separate Account.

The Company notes that the disclosure contained in the prospectus and statement of additional information describing the Policies is not substantially different than the disclosure contained in the prospectus and statement of additional information for Protective Executive Benefits Registered VUL policies (File No. 338-248236) (the “Compact Policies”) reviewed by the staff in connection with the initial registration statement for the Compact Policies filed on August 21, 2020 (Accession No. 0001104659-20-097608) and pre-effective amendment no. 1 to the Compact Policies registration statement filed on December 16, 2020 (Accession No. 0001104659-20-136401). The principal disclosure differences are:

•                  Variations in the state specific disclosure to reflect that the Policies will only be offered in NY; and

•                  Changes made to comply with the amendments to Form N-6 set forth in the adopting release for Rule 498A under the Securities Act(1), including (i) the removal of the “Summary of the

(1)  Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts, Investment Company Act Release No. 33814 (Mar. 11, 2020).

Contract” section in accordance with the requirements of amended Form N-6; (ii) the inclusion of disclosures required by new Items 2, 3, 11 and 18 of Form N-6; and (iii) certain other changes made to comply with the requirements of various amended Items of Form N-6.

If you have any questions or comments, please call the undersigned at 205-268-7884.

Very truly yours,

/s/ Bradley A. Strickling

Bradley A. Strickling, Esq.
2nd Vice President and Counsel

Enclosures

cc:                                Jo Cicchetti, Esq.

Faegre Drinker Biddle & Reath LLP

Jillian L. Bosmann, Esq.

Faegre Drinker Biddle & Reath LLP